Equity-based participation plans for associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 924	$ 846	$ 968
Liabilities from share-based payment transactions	261	199	209
Continuing operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 924	$ 846	903
Discontinued operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees			$ 65